Offerings	Sep. 18, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	DebtSecurities
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-268815
Carry Forward Initial Effective Date	Dec. 22, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D of Form
S-3
under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate maximum offering price of all securities issued pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $800,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency.

(2)
This registration statement also covers an indeterminate number of debt securities, preferred stock, common stock, depositary shares, warrants, purchase contracts and units of the registrant that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrant or affiliates of the registrant.

(3)
The debt securities issued hereunder may include senior debt securities, subordinated debt securities and junior subordinated debt securities. Includes debt securities issuable upon conversion of securities registered hereunder to the extent any such securities are, by their terms, convertible into debt securities, including upon the exercise of warrants or delivery upon settlement of purchase contracts.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	PreferredStock, parvalue $1.00per share
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-268815
Carry Forward Initial Effective Date	Dec. 22, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D of Form
S-3
under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate maximum offering price of all securities issued pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $800,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency.

(2)
This registration statement also covers an indeterminate number of debt securities, preferred stock, common stock, depositary shares, warrants, purchase contracts and units of the registrant that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrant or affiliates of the registrant.

(4)
Includes preferred stock issuable upon conversion or exchange of securities registered hereunder to the extent any such securities are, by their terms, convertible into or exchangeable for preferred stock, including upon the exercise of warrants or delivery upon settlement of purchase contracts.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	CommonStock, parvalue $0.01per share
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-268815
Carry Forward Initial Effective Date	Dec. 22, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D of Form
S-3
under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate maximum offering price of all securities issued pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $800,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency.

(2)
This registration statement also covers an indeterminate number of debt securities, preferred stock, common stock, depositary shares, warrants, purchase contracts and units of the registrant that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrant or affiliates of the registrant.

(5)
Includes common stock issuable upon conversion or exchange of securities registered hereunder to the extent any such securities are, by their terms, convertible into or exchangeable for common stock, including upon the exercise of warrants or delivery upon settlement of purchase contracts.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	DepositaryShares
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-268815
Carry Forward Initial Effective Date	Dec. 22, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D of Form
S-3
under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate maximum offering price of all securities issued pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $800,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency.

(2)
This registration statement also covers an indeterminate number of debt securities, preferred stock, common stock, depositary shares, warrants, purchase contracts and units of the registrant that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrant or affiliates of the registrant.

(6)
Includes depositary shares evidenced by depositary receipts issuable if the registrant elects to offer fractional interests in senior debt securities, subordinated debt securities, junior subordinated debt securities or shares of common stock or preferred stock registered hereby, including upon the exercise of warrants or delivery upon settlement of purchase contracts.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-268815
Carry Forward Initial Effective Date	Dec. 22, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D of Form
S-3
under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate maximum offering price of all securities issued pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $800,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency.

(2)
This registration statement also covers an indeterminate number of debt securities, preferred stock, common stock, depositary shares, warrants, purchase contracts and units of the registrant that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrant or affiliates of the registrant.

(7)
Warrants may represent rights to purchase senior debt securities, subordinated debt securities, junior subordinated debt securities, preferred stock, common stock or other securities registered hereunder. Warrants may be sold separately or with debt securities, junior subordinated debt securities, preferred stock, common stock or other securities registered hereunder.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	PurchaseContracts
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-268815
Carry Forward Initial Effective Date	Dec. 22, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D of Form
S-3
under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate maximum offering price of all securities issued pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $800,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency.

(2)
This registration statement also covers an indeterminate number of debt securities, preferred stock, common stock, depositary shares, warrants, purchase contracts and units of the registrant that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrant or affiliates of the registrant.

(8)
Includes purchase contracts issuable upon conversion or exchange of securities registered hereunder to the extent any such securities are, by their terms, convertible into or exchangeable for purchase contracts. Each purchase contract obligates the registrant to sell, and the holder thereof to purchase, an indeterminate number of debt securities, junior subordinated debt securities, preferred stock, common stock or other securities registered hereunder.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-268815
Carry Forward Initial Effective Date	Dec. 22, 2022
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D of Form
S-3
under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate maximum offering price of all securities issued pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $800,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency.

(2)
This registration statement also covers an indeterminate number of debt securities, preferred stock, common stock, depositary shares, warrants, purchase contracts and units of the registrant that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrant or affiliates of the registrant.

(9)
Each unit may consist of one or more of the securities being registered hereunder or debt obligations of third parties, including U.S. Treasury securities, in any combination. Includes units issuable upon conversion or exchange of securities registered hereunder to the extent any such securities are, by their terms, convertible into or exchangeable for units, including upon the exercise of warrants or delivery upon settlement of purchase contracts.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 103,320
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D of Form
S-3
under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate maximum offering price of all securities issued pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $800,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency.

(2)
This registration statement also covers an indeterminate number of debt securities, preferred stock, common stock, depositary shares, warrants, purchase contracts and units of the registrant that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrant or affiliates of the registrant.

(10)
Pursuant to Rule 415(a)(6) under the Securities Act, this Registration Statement includes $100,000,000 in aggregate offering price of unsold securities of Equitable Holdings, Inc. (the “Unsold Securities”) previously registered pursuant to the Registration Statement on Form S-3 (File No. 333-268815), which became effective on December 22, 2022 (the “Prior Registration Statement”). A registration fee of $11,020 was previously calculated pursuant to Rule 457(o) and paid in respect of the Unsold Securities that will continue to be applied to the Unsold Securities pursuant to Rule 415(a)(6). Also pursuant to Rule 415(a)(6), the offering of Unsold Securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement. In connection with the $700,000,000 maximum aggregate offering price of new securities being registered hereunder, a registration fee of $103,320 is being paid herewith.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-268815
Carry Forward Initial Effective Date	Dec. 22, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,020
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D of Form
S-3
under the Securities Act of 1933, as amended (the “Securities Act”). The aggregate maximum offering price of all securities issued pursuant to this Registration Statement shall not have a maximum aggregate offering price that exceeds $800,000,000 in U.S. dollars or the equivalent at the time of offering in any other currency.

(2)
This registration statement also covers an indeterminate number of debt securities, preferred stock, common stock, depositary shares, warrants, purchase contracts and units of the registrant that may be reoffered and resold on an ongoing basis after their initial sale in remarketing or other resale transactions by the registrant or affiliates of the registrant.